Exhibit 99.1
Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

Additional information about the structure, cash flows, defined terms and parties for each publicly registered series of asset-backed securities covered in this report can be found in the applicable prospectus for the series, available on the SEC website (http://www.sec.gov) under registration number 333-206773 or 333-227766, as applicable, and at https:/www.ford.com/finance/investor-center/asset-backed-securitization, located under "Prospectuses" in the "Ford Credit Floorplan Master Owner Trust A" Section.

Contents	Pages
Trust Summary	1‑8
Series 2018-2 Summary	9-12
Series 2018-4 Summary	13-16
Series 2019-2 Summary	17-20
Series 2019-4 Summary	21-24
Series 2020-1 Summary	25-28
Series 2020-2 Summary	29-32

Trust Summary

I. Principal Receivables	Trust Total

A. Beginning Adjusted Pool Balance	$13,112,952,584.79

B. Principal Collections	$7,586,017,914.47
C. Principal Adjustments	$242,946,278.34
D. Principal Reduction - Redesignated Accounts	$0.00
E. Defaulted Receivables	$0.00
F. New Principal Receivables	$6,549,783,024.59
G. Principal Increase - Additional Accounts	$0.00
H. Net Deposits / (Withdrawals) to the Excess Funding Account	$0.00

Ending Adjusted Pool Balance (A-B-C-D-E+F+G+H)	$11,833,771,416.57

Monthly Principal Payment Rate	57.85%

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

II. Interest Collections					Trust Total

Gross Interest Collections					$107,545,232.80
Interest Adjustments					$0.00
Recoveries					$0.00
Interest Earned on Collection Account					$5,561,999.13
Interest Earned on Excess Funding Account					$0.00
Interest Earned on Backup Servicer Reserve Account					$685.87

Interest Collections					$113,107,917.80

Memo: Annualized Yield					10.35%

III. Principal Collections
					Trust Total
Principal Collections					$7,586,017,914.47

IV. Series Balances

Series	Beginning of Period Adjusted Invested Amount	Increase/(Decrease)	End of Period Adjusted Invested Amount	Increase/(Decrease)	Payment Date Adjusted Invested Amount

2006-1	$3,300,000,000.00	$(1,700,000,000.00)	$1,600,000,000.00	$0.00	$1,600,000,000.00
2014-5	$350,000,000.00	$0.00	$350,000,000.00	$0.00	$350,000,000.00
2016-2	$750,000,000.00	$(750,000,000.00)	$0.00	$0.00	$0.00
2018-2	$575,164,000.00	$(575,164,000.00)	$0.00	$0.00	$0.00
2018-4	$807,334,000.00	$0.00	$807,334,000.00	$0.00	$807,334,000.00
2019-2	$575,658,000.00	$0.00	$575,658,000.00	$0.00	$575,658,000.00
2019‑4	$805,922,000.00	$0.00	$805,922,000.00	$0.00	$805,922,000.00
2020‑1	$1,324,013,000.00	$0.00	$1,324,013,000.00	$0.00	$1,324,013,000.00
2020‑2	$863,487,000.00	$0.00	$863,487,000.00	$0.00	$863,487,000.00
Depositor's Amount:	$3,761,374,584.79		$5,507,357,416.57
Total	$13,112,952,584.79		$11,833,771,416.57

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

V. Principal and Interest Allocations

Series			Floating Investor %	Investor Principal Collections	Investor Interest Collections
2006‑1			20.21%	$1,533,060,334.30	$22,858,008.54
2014‑5			2.67%	$202,479,666.79	$3,018,982.26
2016‑2			5.72%	$433,885,000.27	$6,469,247.70
2018‑2			4.39%	$332,740,043.06	$4,961,171.18
2018‑4			6.16%	$467,053,483.75	$6,963,791.50
2019‑2			4.39%	$333,025,828.65	$4,965,432.26
2019‑4			6.15%	$466,236,622.92	$6,951,612.06
2020‑1			10.10%	$765,959,174.49	$11,420,490.74
2020‑2			6.58%	$499,538,742.98	$7,448,148.39
Depositors %			33.64%	$2,552,039,017.26	$38,051,033.17
			100.00%	$7,586,017,914.47	$113,107,917.80
Memo
Excess Depositor %					18.27%
Excess Depositor Collection				$1,386,162,185.38	$20,667,749.57
Depositor Servicing Fee					$3,676,145.48
Depositor Backup Servicing Fee					$23,894.95

VI. Status Accounts and Net Losses
					Trust Total
Principal Reduction - Receivables relating to accounts (including Performance Impaired and other "status" accounts) that were reassigned by the Issuer to the Depositors.					$0.00
Status Distribution
Number of Days Since Redesignation of Status Account	Principal Balance in Redesignated Status Accounts	% of Total Principal Balance	Number of Redesignated Status Accounts		% of Total Number of Designated Accounts
1-30	—	—	—		—
31-60	—	—	—		—
61-90	—	—	—		—
91-120	—	—	—		—
121-150	—	—	—		—
151-180	—	—	—		—
Total	—	—	—		—
The principal amount of Receivables in "status" accounts that remain in the Trust Pool following the end of the Collection Period					$0.00
The principal amount of Receivables in "status" accounts as a % of Trust Pool					0.00%
Status Trigger (11.1%) Occurred? Yes (Y) / No (N)					N

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

Net Losses
	# of Dealer Accounts	Amount
Current Collection Period Loss:
Defaulted Receivables (Charge-Offs)	0	$0.00
(Recoveries)	0	$0.00
Net Loss for Current Collection Period		$0.00
Ratio of Net Loss for Current Collection Period to Average of Period Pool Balance		0%

Prior and Current Collection Period Losses:
Ratio of Net Loss to Average of Period Pool Balance
Third Prior Collection Period		0%
Second Prior Collection Period		0%
Prior Collection Period		0%
Current Collection Period		0%
Four Month Average (Current and Prior Three Collection Periods)		0%

VII. Excess Funding Account

Beginning Period Balance	$0.00
Net Deposits / (Withdrawals)	$0.00
Ending Period Balance	$0.00
Determination Date balance before giving effect to Payment Date Cashflows	$0.00
Determination Date balance after giving effect to Payment Date Cashflows	$0.00

Memo
Excess Funding Account as a % of aggregate Adjusted Invested Amount	0.00%
Interest earned on Excess Funding Account	$0.00

VIII. Backup Servicer Reserve Account

Backup Servicer Reserve Account	$200,000.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

IX. Non-Conforming Receivables
Trust Total
Ineligible Receivables	$76,129,128.40
Dealer Overconcentration	$33,536,437.09
Manufacturer Overconcentration (>2% of pool balance)	$37,708,999.77
Used Vehicle Overconcentration a\	$0.00
Medium and Heavy Truck Overconcentration	$26,206,561.02
Development Dealer Overconcentration	$0.00
Fleet Overconcentration	$333,556,532.03
Non-Conforming Receivable Amount	$507,137,658.31

Memo
Principal Receivables relating to Vehicles on Used Lines.	$790,295,874.09
Principal Receivables relating to Vehicles on Used Lines as a % of Pool Balance	6.68%
Principal Receivables relating to AutoNation	$235,976,822.86
Principal Receivables relating to AutoNation as a % of Pool Balance	1.99%
Principal Receivables relating to Development Dealers	$0.00
Principal Receivables relating to Development Dealers as a % of Pool Balance	0.00%
Principal Receivables relating to Fleet	$806,907,388.69
Principal Receivables relating to Fleet as a % of Pool Balance	6.82%
Principal Receivables relating to New and Used Medium Heavy Truck Lines	$262,881,989.35
Principal Receivables relating to New and Used Medium Heavy Truck Lines as a % of Pool Balance	2.22%
Principal Receivables relating to Program Vehicles b\	$319,607,054.15
Principal Receivables relating to Program Vehicles as % of Pool Balance	2.70%

a\ Includes receivables related to vehicles on Used Lines and Program Lines
b\ Primarily off-lease vehicles purchased by a dealer at a Ford Credit approved auction. Program lines are separate from Used Lines

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

X. Subordination and Depositor Amount as of Determination Date

	Subordinated %	Subordinated % times (Initial Note Balance minus EFA)	Incremental Subordinated Amount	Required Subordinated Amount
Series		(A)	(B)	(A + B)
2006‑1	33.33%	$533,333,333.33	$90,500,000.57	$623,833,333.90
2014‑5	17.65%	$61,764,705.88	$17,467,830.99	$79,232,536.87
2016‑2	30.72%	$0.00	$0.00	$0.00
2018‑2	13.64%	$0.00	$0.00	$0.00
2018‑4	15.61%	$126,000,104.05	$39,593,782.95	$165,593,887.00
2019‑2	14.29%	$82,236,857.14	$27,909,133.57	$110,145,990.71
2019‑4	14.29%	$115,131,714.29	$39,072,825.78	$154,204,540.07
2020‑1	14.29%	$189,144,714.29	$64,190,987.82	$253,335,702.11
2020‑2	14.29%	$123,355,285.71	$41,863,700.35	$165,218,986.06

	Required Subordinated Amount	Required Pool % minus 100% times Initial Invested Amount	Required Depositor Amount as of Determination Date
Series	(C)	(D)	(C + D)
2006-1	$623,833,333.90	$0.00	$623,833,333.90
2014-5	$79,232,536.87	$0.00	$79,232,536.87
2016-2	$0.00	$0.00	$0.00
2018-2	$0.00	$0.00	$0.00
2018-4	$165,593,887.00	$0.00	$165,593,887.00
2019-2	$110,145,990.71	$0.00	$110,145,990.71
2019-4	$154,204,540.07	$0.00	$154,204,540.07
2020‑1	$253,335,702.11	$0.00	$253,335,702.11
2020‑2	$165,218,986.06	$0.00	$165,218,986.06

Required Depositor Amount			$1,551,564,976.72
Depositor Amount			$5,628,212,124.08
Memo: Determination Date Pool Balance				$11,954,626,124.08

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

XI. Redesignation Notice

If the below "Redesignated Account" box(es) has been marked "Yes", notice is hereby given, pursuant to Section 2.8 of the Fifth Amended and Restated Sale and Servicing Agreement dated as of December 1, 2010, that the redesignation of certain Accounts and the reassignment of the Receivables and Related Security in such Accounts occurred on the Redesignation Date of March 1, 2023 and a Redesignated Account Schedule has been delivered to the Owner Trustee and the Indenture Trustee according to the Sale and Servicing Agreements.

Depositor	Trust	Redesignated Accounts
		Yes	No
Ford Credit Floorplan Corporation	Ford Credit Floorplan Master Owner Trust A	X
Ford Credit Floorplan LLC	Ford Credit Floorplan Master Owner Trust A	X

XII. Early Amortization Declarations
		Yes	No
1.Breach of covenants or agreements made in the Sale and Servicing Agreement, Indenture or Indenture Supplement and uncured for 60 days			X
2. Failure to make any required payment or deposit under the Sale and Servicing Agreement, Indenture or Indenture Supplement and uncured for 5 business days			X
3. Breach of any representation or warranty made in the Sale and Servicing Agreement, Indenture or Indenture Supplement and uncured for 60 days			X
4. Bankruptcy, insolvency or receivership of Ford Credit, FCFMOTA or Ford			X
5. FCFMOTA is an investment company within the meaning of the Investment Company Act of 1940			X
6. Failure of FCF Corp or FCF LLC to convey Receivables pursuant to the Sale and Servicing Agreement and uncured for 10 days			X
7. Available Subordinated Amount is less than the Required Subordinated Amount and uncured for 5 days			X
8. Servicer default or an event of default with respect to the outstanding notes has occurred			X
9. Average monthly payment rate for the past three periods is less than 21%			X
10. Excess Funding Account Balance exceeds 70% of Outstanding Series Adjusted Invested Amounts for 3 consecutive periods			X

Memo
Additional statistical information about Ford Credit's U.S. Dealer Floorplan portfolio and the Trust's pool for the most recently available quarter can be found on Ford Credit's website at http://www.ford.com/finance/investor-center/asset-backed-securitization, located under "Other Documents" in the "Ford Credit Floorplan Master Owner Trust A" section.

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

XIII. Repurchase Demand Activity (Rule 15Ga-1)

No Activity to Report

Most Recent Form ABS-15G
Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
February 3, 2023

Servicer Certification
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer
___________________________________________________________________________________________________________

The Adjusted Invested Amount decreases for Series 2016-2 & 2018-2 are related to the maturities scheduled for March 15,
2023, and reflect trapped Principal Collections in the Collections Account allocable to these series.

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

Series 2018-2 Summary

I. Origination Information

Date of Origination					03/20/2018
Expected Final Payment Date					03/15/2023
Final Maturity Date					03/15/2025

	Class A Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$500,000,000.00	$22,876,000.00	$32,680,000.00	$19,608,000.00
Note Interest rate	3.17%	3.32%	3.46%	3.61%

Total Original Principal Outstanding					$575,164,000.00

II. Series Allocations

Current Floating Investor %					4.38622802%
Investor Principal Collections					$332,740,043.06
Principal Default Amounts					$0.00
Investor Interest Collections					$4,961,171.18

III. Collections

Interest
Investor Interest Collections					$4,961,171.18
Reserve Fund Investment Proceeds					$19,856.15
Accumulation Period Reserve Account Release					$1,437,910.00
Accumulation Period Reserve Account Investment Proceeds					$4,950.37
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$244,568.29

Available Investor Interest Collections					$6,668,455.99
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$6,668,455.99

Memo: Annualized Yield incl. Excess Depositor Interest and Shared Interest Collections from Interest Sharing Group One					10.35%

Principal
Investor Principal Collections					$332,740,043.06
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$236,672,316.94
Reserve Fund Draw					$5,751,640.00

Available Investor Principal Collections					$575,164,000.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

IV. Interest Calculations
	Class A Notes	Class B Notes
Original Principal Outstanding	$500,000,000.00	$22,876,000.00
Note Interest Rate	3.17%	3.32%
Days in Interest Period	30	30

Monthly Interest	$1,320,833.33	$63,290.27

	Class C Notes	Class D Notes
Original Principal Outstanding	$32,680,000.00	$19,608,000.00
Note Interest Rate	3.46%	3.61%
Days in Interest Period	30	30

Monthly Interest	$94,227.33	$58,987.40

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount		$6,668,455.99

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes		$1,320,833.33
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes		$63,290.27
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes		$94,227.33
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes		$58,987.40
(5) Trustee and Other Fees/Expenses		$0.00
(6) Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer		$4,694.90
(7) Investor Default Amount, to be added to Principal Collections		$0.00
(8) Replenish Reserve Fund		$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections		$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections		$0.00
(11) Fund Accumulation Period Reserve Account		$0.00
(12) Servicing Fees due Ford Credit		$722,292.20
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest		$0.00
(14) Additional Trustee and Other Fees/Expenses		$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer		$0.00
(16) Shared with other series in Excess Interest Sharing Group One		$0.00
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest		$4,404,130.56

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$575,164,000.00
Deposit to Principal Funding Account	$575,164,000.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$0.00

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$0.00
Required Subordinated Amount	$0.00
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2018-2	$0.00

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$1,000.00
Total Amount Allocable to Interest Class A	$2.64
Total Amount Distributed Class A	$1,002.64

Total Amount Allocable to Principal Class B	$1,000.00
Total Amount Allocable to Interest Class B	$2.77
Total Amount Distributed Class B	$1,002.77

Total Amount Allocable to Principal Class C	$1,000.00
Total Amount Allocable to Interest Class C	$2.88
Total Amount Distributed Class C	$1,002.88

Total Amount Allocable to Principal Class D	$1,000.00
Total Amount Allocable to Interest Class D	$3.01
Total Amount Distributed Class D	$1,003.01

IX. Reserve Fund

Beginning of Collection Period Balance	$5,751,640.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$5,751,640.00
Increases/(Decreases)	$(5,751,640.00)
Payment Date Balance	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

X. Credit Risk Retention
As of the Determination Date, Ford Motor Credit Company LLC, through the Depositors, maintained a seller’s interest in the Trust equal to at least 5% of each series of ABS interests issued by the Trust according to Regulation RR under the Securities Exchange Act of 1934. The seller's interest is represented by the Depositor Interest, which is required to be maintained and made available for the Series 2018-2 Notes in an amount equal to the percentage stated below (which is the Subordinated Percentage for the Series 2018-2 Notes) of the aggregate unpaid principal balance of the Series 2018-2 Notes:

Seller's Interest:	13.64%

XI. EEA Credit Risk Retention
As of the issue date of this report, Ford Motor Credit Company LLC discloses that it continues to retain, as "originator" (as that term is used in the EEA Risk Retention Rules), on a consolidated basis through its 100% ownership interests in the Depositors, a material net economic interest in the Receivables of not less than 5% of the aggregate nominal value of the Receivables. The method of retention is in the form of an originator's interest (as described in Article 405(1)(b) of the CRR, Article 51(1)(b) of the AIFM Regulation and Article 254(2)(b) of the Solvency II Regulation), which form has not changed and will not change and which retention will not be subject to any credit risk mitigation, any short position or any other hedge and will not be sold, except as permitted by the EEA Risk Retention Rules.

XII. Memo Items

Excess Funding Amount Series 2018-2	$0.00
Accumulation Period Reserve Account Balance	$1,437,910.00
Trapped Principal Collections Allocable to Series 2018-2 - This Collection Period	$575,164,000.00
Trapped Principal Collections Allocable to Series 2018-2 - Cumulative to this Payment Date	$575,164,000.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

Series 2018-4 Summary

I. Origination Information

Date of Origination					12/21/2018
Expected Final Payment Date					11/15/2028
Final Maturity Date					11/15/2030

	Class A Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$700,000,000.00	$32,667,000.00	$46,667,000.00	$28,000,000.00
Note Interest rate	4.06%	4.26%	4.46%	4.65%

Total Original Principal Outstanding					$807,334,000.00

II. Series Allocations

Current Floating Investor %					6.15676748%
Investor Principal Collections					$467,053,483.75
Principal Default Amounts					$0.00
Investor Interest Collections					$6,963,791.50

III. Collections

Interest
Investor Interest Collections					$6,963,791.50
Reserve Fund Investment Proceeds					$11,148.52
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$343,290.43

Available Investor Interest Collections					$7,318,230.45
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$7,318,230.45

Memo: Annualized Yield incl. Excess Depositor Interest and Shared Interest Collections from Interest Sharing Group One					10.35%

Principal
Investor Principal Collections					$467,053,483.75
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$467,053,483.75

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

IV. Interest Calculations
	Class A Notes	Class B Notes
Original Principal Outstanding	$700,000,000.00	$32,667,000.00
Note Interest Rate	4.06%	4.26%
Days in Interest Period	30	30

Monthly Interest	$2,368,333.33	$115,967.85

	Class C Notes	Class D Notes
Original Principal Outstanding	$46,667,000.00	$28,000,000.00
Note Interest Rate	4.46%	4.65%
Days in Interest Period	30	30

Monthly Interest	$173,445.68	$108,500.00

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount		$7,318,230.45

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes		$2,368,333.33
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes		$115,967.85
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes		$173,445.68
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes		$108,500.00
(5) Trustee and Other Fees/Expenses		$0.00
(6) Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer		$6,590.04
(7) Investor Default Amount, to be added to Principal Collections		$0.00
(8) Replenish Reserve Fund		$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections		$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections		$0.00
(11) Fund Accumulation Period Reserve Account		$0.00
(12) Servicing Fees due Ford Credit		$1,013,851.78
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest		$0.00
(14) Additional Trustee and Other Fees/Expenses		$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer		$0.00
(16) Shared with other series in Excess Interest Sharing Group One		$0.00
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest		$3,531,541.77

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$467,053,483.75
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$59,680,624.02
Remainder released to holders of Depositor Interest	$407,372,859.73

VII. Subordination and Participation

Subordination %	15.61%
Incremental Subordinated Amount	$39,593,782.95
Required Subordinated Amount	$165,593,887.00
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2018-4	$165,593,887.00

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$3.38
Total Amount Distributed Class A	$3.38

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$3.55
Total Amount Distributed Class B	$3.55

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$3.72
Total Amount Distributed Class C	$3.72

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$3.88
Total Amount Distributed Class D	$3.88

IX. Reserve Fund

Beginning of Collection Period Balance	$3,229,336.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$3,229,336.00
Increases/(Decreases)	$0.00
Payment Date Balance	$3,229,336.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

X. Credit Risk Retention
As of the Determination Date, Ford Motor Credit Company LLC, through the Depositors, maintained a seller’s interest in the Trust equal to at least 5% of each series of ABS interests issued by the Trust according to Regulation RR under the Securities Exchange Act of 1934. The seller's interest is represented by the Depositor Interest, which is required to be maintained and made available for the Series 2018-4 Notes in an amount equal to the percentage stated below (which is the Subordinated Percentage for the Series 2018-4 Notes) of the aggregate unpaid principal balance of the Series 2018-4 Notes:

Seller's Interest:	15.61%

XI. EEA Credit Risk Retention
As of the issue date of this report, Ford Motor Credit Company LLC discloses that it continues to retain, as "originator" (as that term is used in the EEA Risk Retention Rules), on a consolidated basis through its 100% ownership interests in the Depositors, a material net economic interest in the Receivables of not less than 5% of the aggregate nominal value of the Receivables. The method of retention is in the form of an originator's interest (as described in Article 405(1)(b) of the CRR, Article 51(1)(b) of the AIFM Regulation and Article 254(2)(b) of the Solvency II Regulation), which form has not changed and will not change and which retention will not be subject to any credit risk mitigation, any short position or any other hedge and will not be sold, except as permitted by the EEA Risk Retention Rules.

XII. Memo Items

Excess Funding Amount Series 2018-4	$0.00
Accumulation Period Reserve Account Balance	$0.00
Trapped Principal Collections Allocable to Series 2018-4 - This Collection Period	$0.00
Trapped Principal Collections Allocable to Series 2018-4 - Cumulative to this Payment Date	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

Series 2019-2 Summary

I. Origination Information

Date of Origination					04/09/2019
Expected Final Payment Date					04/15/2024
Final Maturity Date					04/15/2026

	Class A Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$500,000,000.00	$23,026,000.00	$32,895,000.00	$19,737,000.00
Note Interest rate	3.06%	3.25%	3.45%	3.65%

Total Original Principal Outstanding					$575,658,000.00

II. Series Allocations

Current Floating Investor %					4.38999528%
Investor Principal Collections					$333,025,828.65
Principal Default Amounts					$0.00
Investor Interest Collections					$4,965,432.26

III. Collections

Interest
Investor Interest Collections					$4,965,432.26
Reserve Fund Investment Proceeds					$7,949.30
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$244,778.35

Available Investor Interest Collections					$5,218,159.91
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$5,218,159.91

Memo: Annualized Yield incl. Excess Depositor Interest and Shared Interest Collections from Interest Sharing Group One					10.35%

Principal
Investor Principal Collections					$333,025,828.65
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$333,025,828.65

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

IV. Interest Calculations
	Class A Notes	Class B Notes
Original Principal Outstanding	$500,000,000.00	$23,026,000.00
Note Interest Rate	3.06%	3.25%
Days in Interest Period	30	30

Monthly Interest	$1,275,000.00	$62,362.08

	Class C Notes	Class D Notes
Original Principal Outstanding	$32,895,000.00	$19,737,000.00
Note Interest Rate	3.45%	3.65%
Days in Interest Period	30	30

Monthly Interest	$94,573.13	$60,033.38

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount		$5,218,159.91

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes		$1,275,000.00
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes		$62,362.08
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes		$94,573.13
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes		$60,033.38
(5) Trustee and Other Fees/Expenses		$0.00
(6) Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer		$4,698.93
(7) Investor Default Amount, to be added to Principal Collections		$0.00
(8) Replenish Reserve Fund		$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections		$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections		$0.00
(11) Fund Accumulation Period Reserve Account		$0.00
(12) Servicing Fees due Ford Credit		$722,912.56
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest		$0.00
(14) Additional Trustee and Other Fees/Expenses		$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer		$0.00
(16) Shared with other series in Excess Interest Sharing Group One		$0.00
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest		$2,998,579.83

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$333,025,828.65
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$42,554,418.20
Remainder released to holders of Depositor Interest	$290,471,410.45

VII. Subordination and Participation

Subordination %	14.29%
Incremental Subordinated Amount	$27,909,133.57
Required Subordinated Amount	$110,145,990.71
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2019-2	$110,145,990.71

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$2.55
Total Amount Distributed Class A	$2.55

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$2.71
Total Amount Distributed Class B	$2.71

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$2.88
Total Amount Distributed Class C	$2.88

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$3.04
Total Amount Distributed Class D	$3.04

IX. Reserve Fund

Beginning of Collection Period Balance	$2,302,632.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$2,302,632.00
Increases/(Decreases)	$0.00
Payment Date Balance	$2,302,632.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

X. Credit Risk Retention
As of the Determination Date, Ford Motor Credit Company LLC, through the Depositors, maintained a seller’s interest in the Trust equal to at least 5% of each series of ABS interests issued by the Trust according to Regulation RR under the Securities Exchange Act of 1934. The seller's interest is represented by the Depositor Interest, which is required to be maintained and made available for the Series 2019-2 Notes in an amount equal to the percentage stated below (which is the Subordinated Percentage for the Series 2019-2 Notes) of the aggregate unpaid principal balance of the Series 2019-2 Notes:

Seller's Interest:	14.29%

XI. Memo Items

Excess Funding Amount Series 2019-2	$0.00
Accumulation Period Reserve Account Balance	$0.00
Trapped Principal Collections Allocable to Series 2019-2 - This Collection Period	$0.00
Trapped Principal Collections Allocable to Series 2019-2 - Cumulative to this Payment Date	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

Series 2019-4 Summary

I. Origination Information

Date of Origination					09/20/2019
Expected Final Payment Date					09/15/2024
Final Maturity Date					09/15/2026

	Class A Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$700,000,000.00	$32,237,000.00	$46,053,000.00	$27,632,000.00
Note Interest rate	2.44%	2.64%	2.83%	3.03%

Total Original Principal Outstanding					$805,922,000.00

II. Series Allocations

Current Floating Investor %					6.14599950%
Investor Principal Collections					$466,236,622.92
Principal Default Amounts					$0.00
Investor Interest Collections					$6,951,612.06

III. Collections

Interest
Investor Interest Collections					$6,951,612.06
Reserve Fund Investment Proceeds					$11,128.99
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$342,690.03

Available Investor Interest Collections					$7,305,431.08
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$7,305,431.08

Memo: Annualized Yield incl. Excess Depositor Interest and Shared Interest Collections from Interest Sharing Group One					10.35%

Principal
Investor Principal Collections					$466,236,622.92
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$466,236,622.92

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

IV. Interest Calculations
	Class A Notes	Class B Notes
Original Principal Outstanding	$700,000,000.00	$32,237,000.00
Note Interest Rate	2.44%	2.64%
Days in Interest Period	30	30

Monthly Interest	$1,423,333.33	$70,921.40

	Class C Notes	Class D Notes
Original Principal Outstanding	$46,053,000.00	$27,632,000.00
Note Interest Rate	2.83%	3.03%
Days in Interest Period	30	30

Monthly Interest	$108,608.33	$69,770.80

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount		$7,305,431.08

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes		$1,423,333.33
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes		$70,921.40
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes		$108,608.33
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes		$69,770.80
(5) Trustee and Other Fees/Expenses		$0.00
(6) Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer		$6,578.51
(7) Investor Default Amount, to be added to Principal Collections		$0.00
(8) Replenish Reserve Fund		$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections		$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections		$0.00
(11) Fund Accumulation Period Reserve Account		$0.00
(12) Servicing Fees due Ford Credit		$1,012,078.59
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest		$0.00
(14) Additional Trustee and Other Fees/Expenses		$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer		$0.00
(16) Shared with other series in Excess Interest Sharing Group One		$0.00
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest		$4,614,140.12

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$466,236,622.92
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$59,576,244.61
Remainder released to holders of Depositor Interest	$406,660,378.31

VII. Subordination and Participation

Subordination %	14.29%
Incremental Subordinated Amount	$39,072,825.78
Required Subordinated Amount	$154,204,540.07
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2019-4	$154,204,540.07

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$2.03
Total Amount Distributed Class A	$2.03

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$2.20
Total Amount Distributed Class B	$2.20

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$2.36
Total Amount Distributed Class C	$2.36

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.53
Total Amount Distributed Class D	$2.53

IX. Reserve Fund

Beginning of Collection Period Balance	$3,223,688.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$3,223,688.00
Increases/(Decreases)	$0.00
Payment Date Balance	$3,223,688.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

X. Credit Risk Retention
As of the Determination Date, Ford Motor Credit Company LLC, through the Depositors, maintained a seller’s interest in the Trust equal to at least 5% of each series of ABS interests issued by the Trust according to Regulation RR under the Securities Exchange Act of 1934. The seller's interest is represented by the Depositor Interest, which is required to be maintained and made available for the Series 2019-4 Notes in an amount equal to the percentage stated below (which is the Subordinated Percentage for the Series 2019-4 Notes) of the aggregate unpaid principal balance of the Series 2019-4 Notes:

Seller's Interest:	14.29%

XI. Memo Items

Excess Funding Amount Series 2019-4	$0.00
Accumulation Period Reserve Account Balance	$0.00
Trapped Principal Collections Allocable to Series 2019-4 - This Collection Period	$0.00
Trapped Principal Collections Allocable to Series 2019-4 - Cumulative to this Payment Date	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

Series 2020-1 Summary

I. Origination Information

Date of Origination					09/18/2020
Expected Final Payment Date					09/15/2023
Final Maturity Date					09/15/2025

	Class A1 Notes	Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$1,000,000,000.00	$150,000,000.00	$68,092,000.00	$60,526,000.00	$45,395,000.00
Note Interest rate	0.70%	One-month LIBOR + 0.50%	0.98%	1.42%	2.12%

Total Original Principal Outstanding					$1,324,013,000.00

II. Series Allocations

Current Floating Investor %					10.09698610%
Investor Principal Collections					$765,959,174.49
Principal Default Amounts					$0.00
Investor Interest Collections					$11,420,490.74

III. Collections

Interest
Investor Interest Collections					$11,420,490.74
Reserve Fund Investment Proceeds					$22,854.22
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$562,990.03

Available Investor Interest Collections					$12,006,334.99
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$12,006,334.99

Memo: Annualized Yield incl. Excess Depositor Interest and Shared Interest Collections from Interest Sharing Group One					10.35%

Principal
Investor Principal Collections					$765,959,174.49
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$765,959,174.49

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

IV. Interest Calculations
		Class A1 Notes	Class A2 Notes
Original Principal Outstanding		$1,000,000,000.00	$150,000,000.00
Note Interest Rate		0.70%	N/A
LIBOR Rate		N/A	4.58786%
Spread		N/A	0.50%
Days in Interest Period		30	28

Monthly Interest		$583,333.33	$593,583.67

	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$68,092,000.00	$60,526,000.00	$45,395,000.00
Note Interest Rate	0.98%	1.42%	2.12%
LIBOR Rate	N/A	N/A	N/A
Spread	N/A	N/A	N/A
Days in Interest Period	30	30	30

Monthly Interest	$55,608.47	$71,622.43	$80,197.83

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$12,006,334.99

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$1,176,917.00
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$55,608.47
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$71,622.43
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$80,197.83
(5) Trustee and Other Fees/Expenses			$0.00
(6) Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$10,807.54
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$1,662,698.39
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Additional Trustee and Other Fees/Expenses			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$0.00
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest			$8,948,483.33

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$765,959,174.49
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$97,875,132.28
Remainder released to holders of Depositor Interest	$668,084,042.21

VII. Subordination and Participation

Subordination %	14.29%
Incremental Subordinated Amount	$64,190,987.82
Required Subordinated Amount	$253,335,702.11
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2020-1	$253,335,702.11

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.02
Total Amount Distributed Class A	$1.02

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$0.82
Total Amount Distributed Class B	$0.82

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.18
Total Amount Distributed Class C	$1.18

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$1.77
Total Amount Distributed Class D	$1.77

IX. Reserve Fund

Beginning of Collection Period Balance	$6,620,065.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$6,620,065.00
Increases/(Decreases)	$0.00
Payment Date Balance	$6,620,065.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

X. Credit Risk Retention
As of the Determination Date, Ford Motor Credit Company LLC, through the Depositors, maintained a seller’s interest in the Trust equal to at least 5% of each series of ABS interests issued by the Trust according to Regulation RR under the Securities Exchange Act of 1934. The seller's interest is represented by the Depositor Interest, which is required to be maintained and made available for the Series 2020-1 Notes in an amount equal to the percentage stated below (which is the Subordinated Percentage for the Series 2020-1 Notes) of the aggregate unpaid principal balance of the Series 2020-1 Notes:

Seller's Interest:	14.29%

XI. Memo Items

Excess Funding Amount Series 2020-1	$0.00
Accumulation Period Reserve Account Balance	$0.00
Trapped Principal Collections Allocable to Series 2020-1 - This Collection Period	$0.00
Trapped Principal Collections Allocable to Series 2020-1 - Cumulative to this Payment Date	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

Series 2020-2 Summary

I. Origination Information

Date of Origination					09/18/2020
Expected Final Payment Date					09/15/2025
Final Maturity Date					09/15/2027

	Class A Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$750,000,000.00	$44,408,000.00	$39,474,000.00	$29,605,000.00
Note Interest rate	1.06%	1.32%	1.87%	2.31%

Total Original Principal Outstanding					$863,487,000.00

II. Series Allocations

Current Floating Investor %					6.58499293%
Investor Principal Collections					$499,538,742.98
Principal Default Amounts					$0.00
Investor Interest Collections					$7,448,148.39

III. Collections

Interest
Investor Interest Collections					$7,448,148.39
Reserve Fund Investment Proceeds					$14,904.95
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$367,167.52

Available Investor Interest Collections					$7,830,220.86
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$7,830,220.86

Memo: Annualized Yield incl. Excess Depositor Interest and Shared Interest Collections from Interest Sharing Group One					10.35%

Principal
Investor Principal Collections					$499,538,742.98
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$499,538,742.98

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

IV. Interest Calculations
	Class A Notes	Class B Notes
Original Principal Outstanding	$750,000,000.00	$44,408,000.00
Note Interest Rate	1.06%	1.32%
Days in Interest Period	30	30

Monthly Interest	$662,500.00	$48,848.80

	Class C Notes	Class D Notes
Original Principal Outstanding	$39,474,000.00	$29,605,000.00
Note Interest Rate	1.87%	2.31%
Days in Interest Period	30	30

Monthly Interest	$61,513.65	$56,989.63

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount		$7,830,220.86

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes		$662,500.00
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes		$48,848.80
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes		$61,513.65
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes		$56,989.63
(5) Trustee and Other Fees/Expenses		$0.00
(6) Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer		$7,048.40
(7) Investor Default Amount, to be added to Principal Collections		$0.00
(8) Replenish Reserve Fund		$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections		$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections		$0.00
(11) Fund Accumulation Period Reserve Account		$0.00
(12) Servicing Fees due Ford Credit		$1,084,368.84
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest		$0.00
(14) Additional Trustee and Other Fees/Expenses		$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer		$0.00
(16) Shared with other series in Excess Interest Sharing Group One		$0.00
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest		$5,908,951.54

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$499,538,742.98
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$63,831,627.29
Remainder released to holders of Depositor Interest	$435,707,115.69

VII. Subordination and Participation

Subordination %	14.29%
Incremental Subordinated Amount	$41,863,700.35
Required Subordinated Amount	$165,218,986.06
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2020-2	$165,218,986.06

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$0.88
Total Amount Distributed Class A	$0.88

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.10
Total Amount Distributed Class B	$1.10

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.56
Total Amount Distributed Class C	$1.56

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$1.93
Total Amount Distributed Class D	$1.93

IX. Reserve Fund

Beginning of Collection Period Balance	$4,317,435.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$4,317,435.00
Increases/(Decreases)	$0.00
Payment Date Balance	$4,317,435.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	2/01/2023-2/28/2023
Determination Date	3/13/2023
Payment Date	3/15/2023

X. Credit Risk Retention
As of the Determination Date, Ford Motor Credit Company LLC, through the Depositors, maintained a seller’s interest in the Trust equal to at least 5% of each series of ABS interests issued by the Trust according to Regulation RR under the Securities Exchange Act of 1934. The seller's interest is represented by the Depositor Interest, which is required to be maintained and made available for the Series 2020-2 Notes in an amount equal to the percentage stated below (which is the Subordinated Percentage for the Series 2020-2 Notes) of the aggregate unpaid principal balance of the Series 2020-2 Notes:

Seller's Interest:	14.29%

XI. Memo Items

Excess Funding Amount Series 2020-2	$0.00
Accumulation Period Reserve Account Balance	$0.00
Trapped Principal Collections Allocable to Series 2020-2 - This Collection Period	$0.00
Trapped Principal Collections Allocable to Series 2020-2 - Cumulative to this Payment Date	$0.00